(16) Preferred Stock: Series D Preferred Stock Purchase Warrants (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Warrants outstanding for the purchase of Series D Preferred stock	5,400
WarrantsOutstandingForThePurchaseOfSeriesDPreferredStockExercisePrice		$ 16.67